Offsets	Apr. 23, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Kforce Inc.
Form or Filing Type	S-8
File Number	333-271697
Initial Filing Date	May 05, 2023
Fee Offset Claimed	$ 9,775.59
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01
Unsold Securities Associated with Fee Offset Claimed | shares	1,564,310
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 101,116,998.4
Offset Note
(1) The Registrant previously registered $207,132,545.28 in an aggregate offering amount of common stock pursuant to the Registration Statement on Form S-8 (File No. 333-271697) filed on May 5, 2023, of which $101,116,998.40 relates to the unsold securities associated with the fee offset claimed herein. The offering that included these unsold securities has been terminated.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Kforce Inc.
Form or Filing Type	S-8
File Number	333-271697
Filing Date	May 05, 2023
Fee Paid with Fee Offset Source	$ 9,775.59
Offset Note
(2) The Registrant expects to partially offset the registration fee due hereunder by an amount of fees that was previously paid with respect to the Prior Registration Statement pursuant to Rule 457(p) under the Securities Act. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under this Registration Statement of $9,775.59 from the fees previously paid in connection with the Prior Registration Statement.